SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 02, 2019
Accounting Policies [Abstract]
Right-of-use leased assets and liabilities	$ 4,721	$ 5,581